Information about Segments and Geographic Areas (Operating Income/Loss by Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Segment operating income / (loss)	$ 19,360	$ 16,496	$ 15,403
Operating Segments | Google
Segment Reporting Information [Line Items]
Segment operating income / (loss)	23,425	19,011	16,260
Operating Segments | Other Bets
Segment Reporting Information [Line Items]
Segment operating income / (loss)	(3,567)	(1,942)	(527)
Reconciling items
Segment Reporting Information [Line Items]
Segment operating income / (loss)	$ (498)	$ (573)	$ (330)